RIGHT OF USE ASSETS AND LEASE LIABILITY (Narrative) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Lessor, Lease, Description [Line Items]
Option to extend operating lease	The Company leases its principal offices in Tel Aviv, Israel. In May 2026, the Company extended the lease for an additional one-year period through July 31, 2027. The Company may terminate the lease upon four months’ prior notice. Monthly rent is $5, linked to the CPI. Lease expenses for the six months ended June 30, 2026 totaled $35, and cash payments for the same period totaled $35. The weighted average remaining lease term is 1 year and the discount rate is 9%.
Lease expiration date	Jul. 31, 2027
Annual rent reduce	$ 35
Cash payments	$ 35
Weighted average remaining lease term	1 year
Discount rate	9.00%
Consumer Price Index [Member]
Lessor, Lease, Description [Line Items]
Rental properties	$ 5